General	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1:-	GENERAL

a.	ReWalk Robotics Ltd. ("RRL", and together with its subsidiaries, the "Company") was incorporated under the laws of the State of Israel on June 20, 2001 and commenced operations on the same date.

b.	RRL has two wholly-owned subsidiaries: (i) ReWalk Robotics Inc. ("RRI") incorporated under the laws of Delaware on February 15, 2012 and (ii) ReWalk Robotics GMBH. ("RRG") incorporated under the laws of Germany on January 14, 2013.

c.	The Company is designing, developing and commercializing robotic exoskeletons that allow individuals with mobility impairments or other medical conditions the ability to stand and walk once again. The Company has developed and is continuing to commercialize the ReWalk, an exoskeleton designed for individuals with paraplegia that uses our patented tilt-sensor technology and an on-board computer and motion sensors to drive motorized legs that power movement. The ReWalk system consists of a light wearable brace support suit which integrates motors at the joints, rechargeable batteries, an array of sensors and a computer-based control system to power knee and hip movement. There are currently two types of ReWalk products: ReWalk Personal and ReWalk Rehabilitation. ReWalk Personal is designed for everyday use by individuals at home and in their communities and is custom-fitted for each user. ReWalk Rehabilitation is designed for the clinical rehabilitation environment where it provides individuals access to valuable exercise and therapy. Additionally, the Company developed and, in June 2019, started to commercialize the ReStore following receipt of European Union CE mark and United States Food and Drug Administration ("FDA"). The ReStore is a powered, lightweight soft exo-suit intended for use in the rehabilitation of individuals with lower limb disability due to stroke.

d.	On March 27, 2019, the Board of Directors of the Company authorized a reverse share split of the Company's issued and outstanding common shares at a ratio of 1-for-25, which became effective on April 1, 2019. At the effective time, every twenty-five shares of the Company's common shares that were issued and outstanding were automatically combined into one issued and outstanding share, the par value per share of the ordinary shares changed to NIS 0.25. All authorized, issued and outstanding share and per share amounts contained in the accompanying Condensed Consolidated Financial Statements have been adjusted to reflect this reverse share split for all prior periods presented. All share and per share data included in these condensed consolidated financial statements give retroactive effect to the reverse stock split for all periods presented.

e.	The Company has an accumulated deficit in the total amount of approximately $165 million as of September 30, 2019 and negative cash flow from operations of $11 million, and further losses are anticipated in the development of its business. Those factors raise substantial doubt about the Company's ability to continue as a going concern. The ability to continue as a going concern is dependent upon the Company obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they become due.

The Company intends to finance operating costs over the next twelve months with existing cash on hand, reducing operating spend, and future issuances of equity and debt securities, or through a combination of the foregoing. However, the Company will need to seek additional sources of financing if the Company requires more funds than anticipated during the next 12 months or in later periods.

The accompanying condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and liabilities and commitments in the normal course of business.

The condensed consolidated financial statements for the three and nine months ended September 30, 2019 do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from uncertainty related to the Company's ability to continue as a going concern.

NOTE 1:- GENERAL

a.	ReWalk Robotics Ltd. ("RRL", and together with its subsidiaries, the "Company") was incorporated under the laws of the State of Israel on June 20, 2001 and commenced operations on the same date.

b.	RRL has two wholly-owned subsidiaries: (i) ReWalk Robotics Inc. ("RRI") incorporated under the laws of Delaware on February 15, 2012 and (ii) ReWalk Robotics GMBH. ("RRG") (formerly Argo Medical Technologies GmbH) incorporated under the laws of Germany on January 14, 2013.

c.	The Company is designing, developing and commercializing the ReWalk system, an innovative exoskeleton that allow wheelchair-bound persons with mobility impairments or other medical conditions to stand and walk once again. The ReWalk system consists of a light wearable brace support suit which integrates motors at the joints, rechargeable batteries, an array of sensors and a computer-based control system to power knee and hip movement. There are currently two types of products: ReWalk Personal and ReWalk Rehabilitation. ReWalk Personal is designed for everyday use by individuals at home and in their communities, and is custom fitted for each user. ReWalk Rehabilitation is designed for the clinical rehabilitation environment where it provides valuable exercise and therapy. It also enables individuals to evaluate their capacity for using ReWalk Personal system in the future.

d.	The Company markets and sells its products directly to institutions and individuals and through third-party distributors. The Company sells its products directly primarily in Germany and the United States, and primarily through distributors in other markets. In its direct markets, the Company has established relationships with rehabilitation centers and the spinal cord injury community, and in its indirect markets, the Company's distributors maintain these relationships. RRI markets and sells products mainly in the United States. RRG sell the Company's products mainly in Germany and Europe.

e.	During the fiscal year ended December 31, 2018, the Company issued and sold 49,882 ordinary shares at an average price of $27.25 per share under its ATM Offering Program. The gross proceeds to the Company were $1.4 million, and the net aggregate proceeds after deducting commissions, fees and offering expenses in the amount of $236 thousand were $1.1 million. The Company could raise up to $25 million under its ATM Offering Program. See Note 8b(1) below for more information about the Company's ATM Offering Program.

f.	In November 2018, the Company completed its follow-on public offering in which the Company issued and sold 728,019 units, each consisting of one ordinary share and one warrant to purchase one ordinary share. Each unit was sold to the public at a price of $7.5 per unit. Additionally the company issued and sold 1,050,373 pre-funded units, each unit was sold to the public at a price of $7.25 per unit. Each unit containing one pre-funded warrant with an exercise price of $0.25 per share and one warrant to purchase one ordinary share. The total gross proceeds received from the follow-on public offering, before deducting commissions, discounts and expenses, were $13.1 million. (including proceeds from the exercise of 90,691 pre-funded warrants at the closing of the offering). As of December 31, 2018, additional pre-funded warrants to purchase an aggregate 562,466 ordinary shares had been exercised, for additional proceeds of $140,617. As compensation for their role in the offering, the Company also issued to the Underwriters warrants to purchase up to 106,680 ordinary shares, which are immediately exercisable starting on November 20, 2018 until November 15, 2023 at $9.375 per share. See Note 8c(2) below for more information about the Company's follow-on public offering.

g.	In November 20, 2018, the Company and Kreos entered into the Second Amendment of the Loan Agreement. In the Second Amendment, the Company agreed to repay $3.6 million to Kreos in satisfaction of all outstanding indebtedness under the Kreos Convertible Note and other related payments, including prepayment costs and "end of loan" payments, and Kreos agreed to terminate the Kreos Convertible Note. The Company repaid Kreos the $3.6 million by issuing to Kreos 192,000 units and 288,000 pre-funded units at the applicable public offering prices for an aggregate price of $3.6 million (including the aggregate exercise price for the ordinary shares to be received upon exercise of the pre-funded warrants, assuming Kreos exercises all of the pre-funded warrants it purchased) as part of the Company's public offering. Additionally, Kreos and the Company entered into the First Amendment to the Warrant to Purchase Shares, which amended the exercise price of the warrant to purchase 6,679 ordinary shares currently held by Kreos from $241 to $7.50.

h.	The Company depends on one contract manufacturer, Sanmina. Reliance on this vendor makes the Company vulnerable to possible capacity constraints and reduced control over component availability, delivery schedules, manufacturing yields and costs.

i.	The Company has an accumulated deficit in the total amount of $152.9 million as of December 31, 2018, negative cash flow from operations of $14.8 million, and further losses are anticipated in the development of its business. Those factors raise substantial doubt about the Company's ability to continue as a going concern. The ability to continue as a going concern is dependent upon the Company obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they become due.

The Company intends to finance operating costs over the next twelve months with existing cash on hand, reducing operating spend, issuances under the Company's ATM Offering Program, or other future issuances of equity and debt securities, or through a combination of the foregoing. However, the Company will need to seek additional sources of financing if the Company require more funds than anticipated during the next 12 months or in later periods.

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and liabilities and commitments in the normal course of business.

The consolidated financial statements for the year ended December 31, 2018 do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from uncertainty related to the Company's ability to continue as a going concern.